FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEET

DECEMBER 31, 2018 AND 2019

(In U.S. dollars, except share and per share data)

	December 31,
	2018	2019
ASSETS
Current assets:
Cash and cash equivalents	$1,487,517	$1,346,183
Prepaid expenses and other current assets	186,641	276,876
Total current assets	1,674,158	1,623,059
Investments in subsidiaries	523,650,516	565,242,087
TOTAL ASSETS	$525,324,674	$566,865,146

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$192,997	$222,193
Total current liabilities	192,997	222,193
Equity:
Ordinary shares($0.0001 par value 500,000,000 shares authorized as of December 31, 2018 and 2019; 351,823,578 shares issued and 332,029,752 shares outstanding as of December 31, 2018; 351,823,578 shares issued and 347,419,152 shares outstanding as of December 31, 2019)	33,439	34,977
Additional paid-in capital	368,681,449	387,371,083
Retained earnings	171,398,185	200,922,577
Accumulated other comprehensive loss	(13,232,560)	(19,936,848)
Treasury shares, at cost (4,643,150 shares as of December 31, 2018 and 2019)	(1,748,836)	(1,748,836)
Total shareholders’ equity	525,131,677	566,642,953
TOTAL LIABILITIES AND EQUITY	$525,324,674	$566,865,146

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2017, 2018 AND 2019

(In U.S. dollars)

	Year ended December 31,
	2017	2018	2019
Operating expenses:
General and administrative	$(4,987,820)	$(14,513,869)	$(11,975,105)
Total operating expenses	(4,987,820)	(14,513,869)	(11,975,105)
Loss from operations	(4,987,820)	(14,513,869)	(11,975,105)
Interest income	—	289,773	20,698
Net loss before share of results of subsidiaries	(4,987,820)	(14,224,096)	(11,954,407)
Equity in earnings of subsidiaries	97,828,948	52,348,801	41,478,799
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$92,841,128	$38,124,705	$29,524,392

Other comprehensive (loss) income:
Foreign currency translation adjustments	21,829,007	(26,216,079)	(6,704,288)
Total other comprehensive income (loss):	21,829,007	(26,216,079)	(6,704,288)
Comprehensive income	$114,670,135	$11,908,626	$22,820,104

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2017, 2018 AND 2019

(In U.S. dollars)

	Year ended December 31,
	2017	2018	2019
OPERATING ACTIVITIES
Net cash used in operating activities	(645,547)	(578,770)	(932,827)

INVESTING ACTIVITIES
Capital contributed to subsidiaries	—	(109,778,761)	—
Net cash used in investing activities	—	(109,778,761)	—

FINANCING ACTIVITIES
Proceeds from follow-on equity offering	—	113,540,845
Insurance cost for follow-on equity offering	—	(6,919,202)
Proceeds from options exercised	2,238,854	686,596	791,493
Net cash provided by financing activities	2,238,854	107,308,239	791,493
NET INCREASE(DECREASE) IN CASH AND CASH EQUIVALENTS	1,593,307	(3,049,292)	(141,334)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	2,943,502	4,536,809	1,487,517
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$4,536,809	$1,487,517	$1,346,183

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

Notes to Financial Information of Parent Company

1.

Schedule I has been provided pursuant to the requirements of Rule 12‑04(a) and 5‑04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information of Daqo New Energy Corp. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividend was paid by the Company’s subsidiaries to their parent company in 2019.

4.

As of December 31, 2019, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

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